RELATED PARTIES: - Transactions with related parties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Jet Talk
Disclosure of transactions between related parties [line items]
Revenues		$ 1,336	$ 3,116	$ 7,279
iDirect
Disclosure of transactions between related parties [line items]
Revenues	$ 212	$ 1,642	$ 2,074